SHARE BASED AND OTHER COMPENSATION (Details Textual) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 03, 2016	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,313,845
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			the Company granted options to purchase a total of 5,683,500 shares of Common Stock to management and employees under the 2016 Plan.
Employee Service Share Based Compensation Non vested Awards Compensation Cost Not Yet Recognized Stock Options Shares				34,999
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		250,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost		$ 500,000
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		2,897,500	5,683,500	480,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 2.62	$ 1.38
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years	4 years 1 month 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		100.50%	152.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	608,333	7,158,500	5,956,833	608,333		358,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 12,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		1,458,937	335,000	230,000
Board Fee [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	85,000
Consulting Service [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			32,052
Common Stock [Member]
Stock Issued During Period, Shares, New Issues		5,194,821		87,002
Employee Stock Option [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited			335,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 7,700,000	$ 5,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms			3 years 8 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			5,956,833
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		9 months 25 days
Servicing Asset at Amortized Cost	$ 2,190,000		$ 4,500,000	$ 2,190,000
Restricted Stock [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited			26,483
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			1,780,052
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 266,000		$ 1,200,000	$ 266,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms			1 year 5 months 12 days	1 year 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			1,068,305
Employee Service Share Based Compensation Non vested Awards Compensation Cost Not Yet Recognized Stock Options Shares			1,217,889
Unissued Vested Options Shares				151,900
Employees And Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			149,584
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			149,584
Stock Issued During Period, Shares, Restricted Stock Award, Gross			1,780,052
Non Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			120,000
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		2,147,500
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		750,000
Deferred Compensation Arrangement with Individual, Distribution Paid		$ 87,922
Executive Officer [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		389,657
Minimum [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.21%
Maximum [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.45%
Omnibus Incentive Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					10,000,000
Omnibus Incentive Plan 2016 [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues			45,000
Omnibus Incentive Plan 2016 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			10,000